Transaction with Related Parties, Pavimar Shipping Co. and Pavimar S.A. (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Transactions with Related Party [Abstract]
Management fees	$ 739	$ 440	$ 274
General and administrative expense	1,083	345	18
Voyage expenses	653	335	162
Due to manager	$ 178	173
Related Party [Member] | Pavimar Shipping Co. [Member] | Ship Management Agreement [Member]
Transactions with Related Party [Abstract]
Additional period for payment of management fee after termination of agreement	3 months
Termination fee	$ 584
Liability claim per vessel	1,000
Due to manager	178	173
Related Party [Member] | Pavimar Shipping Co. [Member] | Technical Management Fees [Member]
Transactions with Related Party [Abstract]
Management fees	739	359	0
Related Party [Member] | Pavimar Shipping Co. [Member] | Commercial Management Commissions [Member]
Transactions with Related Party [Abstract]
Voyage expenses	173	68	0
Related Party [Member] | Pavimar Shipping Co. [Member] | Sale and Purchase Commissions [Member]
Transactions with Related Party [Abstract]
Sale and purchase commissions	317	0	0
Related Party [Member] | Pavimar Shipping Co. [Member] | Services Agreement [Member]
Transactions with Related Party [Abstract]
General and administrative expense	14	9	0
Due to manager	0	0
Related Party [Member] | Pavimar S.A. [Member] | Ship Management Agreement [Member]
Transactions with Related Party [Abstract]
Due to manager	0	0
Related Party [Member] | Pavimar S.A. [Member] | Technical Management Fees [Member]
Transactions with Related Party [Abstract]
Management fees		81	274
Related Party [Member] | Pavimar S.A. [Member] | Services Agreement [Member]
Transactions with Related Party [Abstract]
General and administrative expense	0	1	$ 3
Due to manager	$ 0	$ 0